INVESTMENTS IN NON-MARKETABLE EQUITY SECURITIES (Schedule of Assumptions) (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk free interest rate	1.41%	1.21%
Expected term	5 years	4 years 11 months 16 days
Expected volatility	226.00%	227.00%
Cost-method Investments [Member] | Warrant [Member] | WeedMD RX Inc. (''WMD'') [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Pricing model			Black Scholes
Risk free interest rate			0.60%
Expected term			6 months
Expected volatility			70.00%
Expected dividends			0.00%